14. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	R$ 11,312,527	R$ 10,632,575
Additions/(Amortization)	(659,921)	99,393
Transfers	(128,917)	323,625
Disposals	0	(7,358)
Capitalized Interests	158,315	264,292
Cost of intangible assets, gross	10,682,004	11,312,527
Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,692,417	3,731,736
Additions/(Amortization)	(1,416,965)	(1,377,294)
Transfers	1,186,103	1,345,333
Disposals	0	(7,358)
Capitalized Interests	0	0
Cost of intangible assets, gross	3,461,555	3,692,417
Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,893,636	1,163,192
Additions/(Amortization)	(253,736)	(211,882)
Transfers	1,153,428	942,326
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	2,793,328	1,893,636
Goodwill [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,527,219	1,527,219
Additions/(Amortization)	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	1,527,219	1,527,219
Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	128,761	101,981
Additions/(Amortization)	0	26,780
Transfers	(128,761)	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	128,761
Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	0	8,400
Additions/(Amortization)		(8,400)
Transfers		0
Disposals		0
Capitalized Interests		0
Cost of intangible assets, gross		0
Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	155,671	165,581
Additions/(Amortization)	(9,910)	(9,910)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	145,761	155,671
Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	190,236	139,884
Additions/(Amortization)	(25,155)	(4,712)
Transfers	36,967	55,064
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	202,048	190,236
Intangible assets under development [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,724,587	3,794,582
Additions/(Amortization)	1,045,845	1,684,811
Transfers	(2,376,654)	(2,019,098)
Disposals	0	0
Capitalized Interests	158,315	264,292
Cost of intangible assets, gross	2,552,093	3,724,587
Gross carrying amount [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	28,549,552	26,028,791
Additions/(Amortization)	1,139,993	1,932,844
Transfers	(479,811)	323,625
Disposals	(1,270)	0
Capitalized Interests	158,315	264,292
Cost of intangible assets, gross	29,366,779	28,549,552
Gross carrying amount [Member] | Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	15,957,808	14,612,475
Additions/(Amortization)	0	0
Transfers	1,186,103	1,345,333
Disposals	(1,270)	0
Capitalized Interests	0	0
Cost of intangible assets, gross	17,142,641	15,957,808
Gross carrying amount [Member] | Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	6,391,394	5,399,023
Additions/(Amortization)	94,148	50,045
Transfers	1,153,428	942,326
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	7,638,970	6,391,394
Gross carrying amount [Member] | Goodwill [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,527,219	1,527,219
Additions/(Amortization)	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	1,527,219	1,527,219
Gross carrying amount [Member] | Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	384,455	203,892
Additions/(Amortization)	0	180,563
Transfers	(384,455)	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	384,455
Gross carrying amount [Member] | Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	95,200	95,200
Additions/(Amortization)	0	0
Transfers	(95,200)	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	95,200
Gross carrying amount [Member] | Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	198,202	198,202
Additions/(Amortization)	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	198,202	198,202
Gross carrying amount [Member] | Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	270,687	198,198
Additions/(Amortization)	0	17,425
Transfers	36,967	55,064
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	307,654	270,687
Gross carrying amount [Member] | Intangible assets under development [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,724,587	3,794,582
Additions/(Amortization)	1,045,845	1,684,811
Transfers	(2,376,654)	(2,019,098)
Disposals	0	0
Capitalized Interests	158,315	264,292
Cost of intangible assets, gross	2,552,093	3,724,587
Accumulated depreciation and amortisation [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(17,237,025)	(15,396,216)
Additions/(Amortization)	(1,799,914)	(1,833,451)
Transfers	350,894	0
Disposals	1,270	(7,358)
Capitalized Interests	0	0
Cost of intangible assets, gross	(18,684,775)	(17,237,025)
Accumulated depreciation and amortisation [Member] | Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(12,265,391)	(10,880,739)
Additions/(Amortization)	(1,416,965)	(1,377,294)
Transfers	0	0
Disposals	1,270	(7,358)
Capitalized Interests	0	0
Cost of intangible assets, gross	(13,681,086)	(12,265,391)
Accumulated depreciation and amortisation [Member] | Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(4,497,758)	(4,235,831)
Additions/(Amortization)	(347,884)	(261,927)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(4,845,642)	(4,497,758)
Accumulated depreciation and amortisation [Member] | Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(255,694)	(101,911)
Additions/(Amortization)	0	(153,783)
Transfers	255,694	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	(255,694)
Accumulated depreciation and amortisation [Member] | Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(95,200)	(86,800)
Additions/(Amortization)	0	(8,400)
Transfers	95,200	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	(95,200)
Accumulated depreciation and amortisation [Member] | Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(42,531)	(32,621)
Additions/(Amortization)	(9,910)	(9,910)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(52,441)	(42,531)
Accumulated depreciation and amortisation [Member] | Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(80,451)	(58,314)
Additions/(Amortization)	(25,155)	(22,137)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	R$ (105,606)	R$ (80,451)